Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 93	$ 110
Customer deposits	13	15
Current legal provisions	9	24
Tax payables	61	88
Customer and MFS distributor cash balances	47	194
Withholding tax on payments to third parties	15	11
Other current liabilities	66	106
Total	305	548	[1]
Provision for tax risk not related to income tax	$ 8	$ 25

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.